Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)
Communication Services (10.4%):
Alphabet, Inc., Class C (a)	4,291	$7,877
Charter Communications, Inc., Class A (a)	5,908	3,589
Facebook, Inc., Class A (a)	16,340	4,221
Iridium Communications, Inc. (a)	39,886	1,966
Nexstar Media Group, Inc., Class A	25,345	2,881
T-Mobile U.S., Inc. (a)	21,770	2,745
Vonage Holdings Corp. (a)	130,636	1,630
Zynga, Inc., Class A (a)	408,498	4,048
		28,957
Communications Equipment (1.3%):
Lumentum Holdings, Inc. (a)	38,401	3,602

Consumer Discretionary (18.0%):
Amazon.com, Inc. (a)	3,179	10,193
Asbury Automotive Group, Inc. (a)	21,169	3,019
Boyd Gaming Corp. (a)	71,759	3,241
D.R. Horton, Inc.	52,009	3,993
Dollar General Corp.	16,182	3,149
Group 1 Automotive, Inc.	19,180	2,640
LCI Industries	21,004	2,717
LGI Homes, Inc. (a)	36,892	3,937
Lowe's Cos., Inc.	27,791	4,637
Malibu Boats, Inc., Class A (a)	47,153	3,306
Meritage Homes Corp. (a)	21,637	1,737
Tesla, Inc. (a)	2,117	1,680
TopBuild Corp. (a)	11,761	2,352
Williams-Sonoma, Inc. (b)	27,842	3,589
		50,190
Consumer Staples (5.6%):
BJ's Wholesale Club Holdings, Inc. (a)(b)	44,864	1,887
Monster Beverage Corp. (a)	30,501	2,648
PepsiCo, Inc.	21,932	2,995
Performance Food Group Co. (a)	35,905	1,683
Philip Morris International, Inc.	27,605	2,199
The Procter & Gamble Co.	17,812	2,284
Walmart, Inc.	14,054	1,975
		15,671
Energy (1.7%):
Chevron Corp.	10,952	933
Matador Resources Co. (a)	107,139	1,637
Phillips 66	16,463	1,116
Valero Energy Corp.	19,556	1,104
		4,790

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (9.1%):
Ameriprise Financial, Inc.	8,858	$1,753
Bank of America Corp.	94,256	2,795
Flagstar Bancorp, Inc.	62,560	2,681
JPMorgan Chase & Co.	34,354	4,420
Morgan Stanley	45,353	3,041
Primerica, Inc.	26,827	3,737
T. Rowe Price Group, Inc.	17,705	2,770
Western Alliance Bancorp	62,568	4,266
		25,463
Health Care (13.5%):
AbbVie, Inc.	50,380	5,163
Bristol-Myers Squibb Co.	75,745	4,653
Charles River Laboratories International, Inc. (a)	13,360	3,461
Hologic, Inc. (a)	37,346	2,978
ICON PLC (a)	16,619	3,387
Insulet Corp. (a)	6,351	1,697
Pfizer, Inc.	34,151	1,226
Quest Diagnostics, Inc.	22,022	2,844
Regeneron Pharmaceuticals, Inc. (a)	7,854	3,957
Stryker Corp.	13,136	2,903
Thermo Fisher Scientific, Inc.	5,720	2,915
UnitedHealth Group, Inc.	7,092	2,366
Viatris, Inc. (a)	4,234	72
		37,622
Industrials (9.4%):
Builders FirstSource, Inc. (a)	42,060	1,609
Chart Industries, Inc. (a)	13,065	1,569
Kansas City Southern	20,677	4,190
Marten Transport Ltd.	160,181	2,539
Masco Corp.	63,054	3,424
Old Dominion Freight Line, Inc.	13,174	2,556
Patrick Industries, Inc.	26,004	1,796
Trex Co., Inc. (a)	19,367	1,777
UFP Industries, Inc.	67,777	3,657
XPO Logistics, Inc. (a)	28,751	3,174
		26,291
IT Services (5.1%):
Akamai Technologies, Inc. (a)	31,857	3,537
Booz Allen Hamilton Holding Corp.	39,435	3,359
EPAM Systems, Inc. (a)	8,246	2,840
Fiserv, Inc. (a)	27,355	2,809
Visa, Inc., Class A	8,723	1,686
		14,231

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (2.7%):
Avery Dennison Corp.	10,215	$1,541
Berry Global Group, Inc. (a)	26,729	1,320
Silgan Holdings, Inc.	38,589	1,406
Summit Materials, Inc., Class A (a)	71,945	1,477
Valvoline, Inc.	70,521	1,674
		7,418
Real Estate (1.1%):
American Tower Corp.	13,641	3,101

Semiconductors & Semiconductor Equipment (4.3%):
Advanced Micro Devices, Inc. (a)	39,712	3,401
Broadcom, Inc.	8,845	3,985
NVIDIA Corp.	8,890	4,619
		12,005
Software (8.8%):
Adobe, Inc. (a)	2,960	1,358
Cadence Design Systems, Inc. (a)	22,255	2,902
Microsoft Corp.	72,977	16,927
ServiceNow, Inc. (a)	5,713	3,103
		24,290
Technology Hardware, Storage & Peripherals (5.7%):
Apple, Inc.	120,148	15,854

Total Common Stocks (Cost $186,872)		269,485
Exchange-Traded Funds (3.0%)
SPDR S&P 500 ETF Trust (b)	22,473	8,317

Total Exchange-Traded Funds (Cost $7,399)		8,317
Collateral for Securities Loaned^ (5.7%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.06% (c)	279,103	279
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (c)	9,411,906	9,412
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.03% (c)	139,286	139
JPMorgan Prime Money Market Fund, Capital Class, 0.11% (c)	1,110,626	1,111

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.07% (c)	4,993,593	$4,994
Total Collateral for Securities Loaned (Cost $15,935)		15,935
Total Investments (Cost $210,206) — 105.4%		293,737
Liabilities in excess of other assets — (5.4)%		(15,059)
NET ASSETS - 100.00%		$278,678

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on January 31, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory NewBridge Large Cap Growth Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (11.8%):
Activision Blizzard, Inc.	5,876	$535
Alphabet, Inc., Class C (a)	459	843
Facebook, Inc., Class A (a)	2,304	595
		1,973
Consumer Discretionary (18.5%):
Alibaba Group Holding Ltd., ADR (a)	1,524	387
Amazon.com, Inc. (a)	414	1,327
Burlington Stores, Inc. (a)	1,891	471
Lululemon Athletica, Inc. (a)	1,507	495
NIKE, Inc., Class B	3,223	431
		3,111
Financials (2.7%):
MSCI, Inc.	1,165	461

Health Care (15.1%):
Align Technology, Inc. (a)	315	165
Edwards Lifesciences Corp. (a)	4,890	405
Masimo Corp. (a)	1,353	346
TG Therapeutics, Inc. (a)	1,816	88
Thermo Fisher Scientific, Inc.	664	338
Veeva Systems, Inc., Class A (a)	1,721	476
Vertex Pharmaceuticals, Inc. (a)	1,319	302
Zoetis, Inc.	2,675	413
		2,533
Industrials (9.5%):
CoStar Group, Inc. (a)	603	543
Trane Technologies PLC	2,918	418
Uber Technologies, Inc. (a)	12,376	630
		1,591
IT Services (18.1%):
EPAM Systems, Inc. (a)	1,587	547
PayPal Holdings, Inc. (a)	3,957	926
Shopify, Inc., Class A (a)	347	381
Twilio, Inc., Class A (a)	1,218	438
Visa, Inc., Class A	3,794	733
		3,025
Semiconductors & Semiconductor Equipment (7.6%):
Micron Technology, Inc. (a)	5,410	423
NVIDIA Corp.	1,635	850
		1,273

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory NewBridge Large Cap Growth Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Software (15.6%):
Adobe, Inc. (a)	1,356	$622
Autodesk, Inc. (a)	1,109	308
Cadence Design Systems, Inc. (a)	2,757	359
ServiceNow, Inc. (a)	1,651	896
The Trade Desk, Inc., Class A (a)	560	429
		2,614
Total Common Stocks (Cost $7,824)		16,581
Total Investments (Cost $7,824) — 98.9%		16,581
Other assets in excess of liabilities — 1.1%		185
NET ASSETS - 100.00%		$16,766

(a)	Non-income producing security.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Communication Services (10.5%):
Alphabet, Inc., Class C (a)	716	$1,315
Charter Communications, Inc., Class A (a)	974	592
Facebook, Inc., Class A (a)	2,755	712
Iridium Communications, Inc. (a)	6,658	328
Nexstar Media Group, Inc., Class A	4,231	481
T-Mobile U.S., Inc. (a)	3,642	459
Vonage Holdings Corp. (a)	21,807	272
Zynga, Inc., Class A (a)	68,264	676
		4,835
Communications Equipment (1.3%):
Lumentum Holdings, Inc. (a)	6,429	603

Consumer Discretionary (18.0%):
Amazon.com, Inc. (a)	521	1,670
Asbury Automotive Group, Inc. (a)	3,538	505
Boyd Gaming Corp. (a)	11,875	536
D.R. Horton, Inc.	8,599	660
Dollar General Corp.	2,695	524
Group 1 Automotive, Inc.	3,205	441
LCI Industries	3,468	449
LGI Homes, Inc. (a)	6,103	651
Lowe's Cos., Inc.	4,588	766
Malibu Boats, Inc., Class A (a)	7,813	548
Meritage Homes Corp. (a)	3,633	292
Tesla, Inc. (a)	352	279
TopBuild Corp. (a)	1,974	395
Williams-Sonoma, Inc.	4,608	594
		8,310
Consumer Staples (5.7%):
BJ's Wholesale Club Holdings, Inc. (a)	7,461	314
Monster Beverage Corp. (a)	5,137	446
PepsiCo, Inc.	3,720	509
Performance Food Group Co. (a)	5,994	281
Philip Morris International, Inc.	4,634	369
The Procter & Gamble Co.	2,991	383
Walmart, Inc.	2,359	331
		2,633
Energy (1.7%):
Chevron Corp.	1,837	157
Matador Resources Co. (a)	17,904	274
Phillips 66	2,763	187
Valero Energy Corp.	3,212	181
		799

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (9.2%):
Ameriprise Financial, Inc.	1,462	$289
Bank of America Corp.	15,618	463
Flagstar Bancorp, Inc.	10,501	450
JPMorgan Chase & Co.	5,749	741
Morgan Stanley	7,581	508
Primerica, Inc.	4,504	627
T. Rowe Price Group, Inc.	2,982	467
Western Alliance Bancorp	10,331	704
		4,249
Health Care (13.6%):
AbbVie, Inc.	8,460	867
Bristol-Myers Squibb Co.	12,771	785
Charles River Laboratories International, Inc. (a)	2,242	580
Hologic, Inc. (a)	6,289	502
ICON PLC (a)	2,789	568
Insulet Corp. (a)	1,061	283
Pfizer, Inc.	5,639	202
Quest Diagnostics, Inc.	3,649	472
Regeneron Pharmaceuticals, Inc. (a)	1,300	655
Stryker Corp.	2,213	489
Thermo Fisher Scientific, Inc.	947	483
UnitedHealth Group, Inc.	1,176	392
Viatris, Inc. (a)	699	12
		6,290
Industrials (9.5%):
Builders FirstSource, Inc. (a)	6,995	268
Chart Industries, Inc. (a)	2,181	262
Kansas City Southern	3,456	700
Marten Transport Ltd.	26,542	421
Masco Corp.	10,397	565
Old Dominion Freight Line, Inc.	2,218	430
Patrick Industries, Inc.	4,309	298
Trex Co., Inc. (a)	3,233	297
UFP Industries, Inc.	11,175	602
XPO Logistics, Inc. (a)	4,847	535
		4,378
IT Services (5.2%):
Akamai Technologies, Inc. (a)	5,340	592
Booz Allen Hamilton Holding Corp.	6,642	566
EPAM Systems, Inc. (a)	1,384	477
Fiserv, Inc. (a)	4,593	472
Visa, Inc., Class A	1,465	283
		2,390

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (2.7%):
Avery Dennison Corp.	1,687	$254
Berry Global Group, Inc. (a)	4,462	220
Silgan Holdings, Inc.	6,442	235
Summit Materials, Inc., Class A (a)	12,010	247
Valvoline, Inc.	11,671	277
		1,233
Real Estate (1.1%):
American Tower Corp.	2,249	511

Semiconductors & Semiconductor Equipment (4.4%):
Advanced Micro Devices, Inc. (a)	6,607	566
Broadcom, Inc.	1,491	672
NVIDIA Corp.	1,482	770
		2,008

Software (8.7%):
Adobe, Inc. (a)	494	227
Cadence Design Systems, Inc. (a)	3,719	485
Microsoft Corp.	12,127	2,812
ServiceNow, Inc. (a)	942	511
		4,035

Technology Hardware, Storage & Peripherals (5.6%):
Apple, Inc.	19,537	2,578

Total Common Stocks (Cost $31,522)		44,852
Exchange-Traded Funds (2.3%)
SPDR S&P 500 ETF Trust	2,912	1,078

Total Exchange-Traded Funds (Cost $1,067)		1,078
Total Investments (Cost $32,589) — 99.5%		45,930
Other assets in excess of liabilities — 0.5%		230
NET ASSETS - 100.00%		$46,160

(a)	Non-income producing security.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (6.7%)
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	53,070	$1,796

Total Affiliated Exchange-Traded Funds (Cost $1,357)		1,796

Affiliated Mutual Funds (92.0%)
Victory INCORE Total Return Bond Fund, Class R6	312,068	3,118
Victory Integrity Discovery Fund, Class Y	25,959	1,016
Victory Market Neutral Income Fund, Class I	575,462	5,490
Victory RS Global Fund, Class Y (a)	458,725	7,724
Victory RS Partners Fund, Class Y	37,802	988
Victory Sophus Emerging Markets Small Cap Fund, Class Y	276,534	2,174
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	148,750	2,237
Victory Trivalent International Small-Cap Fund, Class I	118,131	1,907

Total Affiliated Mutual Funds (Cost $21,497)		24,654
Total Investments (Cost $22,854) — 98.7%		26,450
Other assets in excess of liabilities — 1.3%		345
NET ASSETS - 100.00%		$26,795

(a)	Represents investments greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	10/31/2020	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	1/31/21	Income
Victory INCORE Total Return Bond Fund, Class R6	$3,081	$18	$-	$-	$-	$19	$3,118	$18
Victory Integrity Discovery Fund, Class Y	820	-	(105)	(20)	-	321	1,016	-
Victory Market Neutral Income Fund, Class I	5,412	169	-	-	101	(91)	5,490	68
Victory RS Global Fund, Class Y	7,049	64	(353)	73	3	891	7,724	61
Victory RS Partners Fund, Class Y	830	14	(78)	14	14	208	988	-	*
Victory Sophus Emerging Markets Small Cap Fund, Class Y	1,916	19	(121)	(40)	-	400	2,174	17
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	1,987	19	(27)	1	-	257	2,237	19
Victory Trivalent International Small-Cap Fund, Class I	1,710	8	(79)	25	-	243	1,907	8
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,629	-	-	-	-	167	1,796	10
	$24,434	$311	$(763)	$53	$118	$2,415	$26,450	$201

* Rounds to less than $1 thousand.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (60.3%)
Multi-family (0.4%):
Collateralized Mortgage Obligations (0.2%):
Government National Mortgage Assoc.
Series 2012-33, Class AB, 7.00%, 3/16/46	$1,634	$1,723

Pass-throughs (0.2%):
Government National Mortgage Assoc.
7.50%, 8/15/21	3	3
7.92%, 7/1/23	178	178
8.00%, 1/15/31 - 11/15/33	1,087	1,088
7.75%, 9/15/33	394	395
		1,664
Single Family (59.9%):
Collateralized Mortgage Obligations (3.0%):
Government National Mortgage Assoc.
Series 1999-4, Class ZB, 6.00%, 2/20/29	183	184
Series 2001-10, Class PE, 6.50%, 3/16/31	146	146
Series 2005-74, Class HB, 7.50%, 9/16/35	11	12
Series 2005-74, Class HC, 7.50%, 9/16/35	57	65
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	883	1,026
Series 2012-106, Class JM, 7.31%, 10/20/34 (a)	660	784
Series 2012-30, Class WB, 7.07%, 11/20/39 (a)	2,555	2,964
Series 2013-190, Class KT, 8.14%, 9/20/30 (a)	288	331
Series 2013-51, Class BL, 6.06%, 4/20/34 (a)	1,829	2,125
Series 2013-64, Class KY, 6.81%, 12/20/38 (a)	1,075	1,228
Series 2013-70, Class KP, 7.06%, 2/20/39 (a)	924	1,090
Series 2014-69, Class W, 7.21%, 11/20/34 (a)	133	156
Series 2014-74, Class PT, 7.78%, 5/16/44 (a)	213	240
Series 2015-77, Class PT, 7.59%, 6/20/39 (a)	466	535
Series 2019-22, Class PT, 7.92%, 2/20/49 (a)	7,418	8,500
Series 2021-1, Class WT, 7.85%, 1/20/51 (a)	7,479	8,796
		28,182

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pass-throughs (56.9%):
Government National Mortgage Assoc.
9.00%, 2/15/21 - 9/15/30	$1,801	$2,051
9.50%, 4/15/21 - 9/15/24	3	2
8.50%, 7/15/21 - 7/15/32 (b)	6,409	7,373
8.00%, 12/15/21 - 5/15/49 (b)	40,447	47,883
6.00%, 1/15/22 - 9/20/50 (b)(c)	70,716	84,125
7.13%, 3/15/23 - 7/15/25	340	346
7.00%, 6/15/23 - 9/20/50	94,925	111,973
5.50%, 7/15/23 - 11/15/45 (b)	16,021	18,772
7.50%, 8/15/23 - 5/15/49	70,653	82,093
6.50%, 8/20/23 - 2/20/41 (b)(c)	138,347	162,674
10.00%, 4/15/25 - 2/15/26	3	4
6.13%, 6/20/28 - 9/20/29	387	416
6.28%, 10/20/28 - 10/20/29	681	747
6.10%, 5/20/29 - 7/20/31	519	571
7.30%, 4/20/30 - 2/20/31	206	217
6.49%, 5/20/31 - 3/20/32	943	1,053
4.50%, 12/15/33 - 5/15/41	4,648	5,303
5.00%, 1/20/34 - 1/15/40	10,763	12,606
4.00%, 8/15/41	829	920
		539,129

Total Government National Mortgage Association (Cost $558,524)		570,698
U.S. Treasury Obligations (40.5%)
U.S. Treasury Bills, 0.05%, 3/4/21 (d)	30,902	30,901
U.S. Treasury Bonds
7.13%, 2/15/23(c)	126,205	144,273
7.50%, 11/15/24	164,009	208,964
Total U.S. Treasury Obligations (Cost $384,430)		384,138
Investment Companies (0.0%)(e)
BlackRock Liquidity Fedfund, 0.03%	100,838	101

Total Investment Companies (Cost $101)		101
Total Investments (Cost $943,055) — 100.8%		954,937
Liabilities in excess of other assets — (0.8)%		(7,432)
NET ASSETS - 100.00%		$947,505

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2021.
(b)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	Rate represents the effective yield at January 31, 2021.
(e)	Amount represents less than 0.05% of net assets.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (65.4%)
Communication Services (1.3%):
Snap, Inc., 0.75%, 8/1/26	$1,595	$3,816

Consumer Discretionary (4.9%):
Booking Holdings, Inc.
0.90%, 9/15/21	2,722	2,964
0.75%, 5/1/25 (a)(b)	8,615	11,638
		14,602

Energy (4.1%):
Pioneer Natural Resources Co., 0.25%, 5/15/25 (a)(b)	8,760	12,118

Financials (15.1%):
Ares Capital Corp.
3.75%, 2/1/22	8,240	8,397
4.63%, 3/1/24	5,045	5,436
Barclays Bank PLC
2/4/25	3,815	4,963
2/18/25	1,990	2,144
BlackRock Capital Investment Corp., 5.00%, 6/15/22	3,712	3,717
BlackRock TCP Capital Corp., 4.63%, 3/1/22	1,390	1,417
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a)	9,355	9,921
MGIC Investment Corp. Convertible Subordinated Notes, 9.00%, 4/1/63 (a)	4,127	5,400
TPG Specialty Lending, Inc., 4.50%, 8/1/22	3,485	3,733
		45,128
Health Care (11.9%):
Anthem, Inc., 2.75%, 10/15/42	3,364	14,104
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.24% (LIBOR03M-50bps), 9/15/23, Callable 3/12/21 @ 100 (c) (d)	2,466	3,777
Illumina, Inc. , 8/15/23 (b)	5,240	6,312
Illumina, Inc., Convertible Subordinated Notes, 0.50%, 6/15/21	5,072	8,522
Teladoc Health, Inc., 3.00%, 12/15/22	500	2,996
		35,711
Industrials (8.3%):
Fortive Corp., 0.88%, 2/15/22	7,236	7,340
Macquarie Infrastructure, 2.00%, 10/1/23	4,026	3,980
Southwest Airlines Co., 1.25%, 5/1/25	9,660	13,567
		24,887

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Information Technology (17.7%):
Akamai Technologies, Inc., 0.13%, 5/1/25 (e)	$1,922	$2,474
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (b)	7,300	7,992
Micron Technology, Inc., Convertible Subordinated Notes, 3.13%, 5/1/32	1,462	11,458
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	865	13,250
Nuance Communication, Inc. Convertible Subordinated Notes, 1.00%, 12/15/35, Callable 12/20/22 @ 100	1,410	2,688
ServiceNow, Inc. , 6/1/22	520	2,092
Vishay Intertechnology, Inc., 2.25%, 6/15/25	1,140	1,218
Western Digital Corp., 1.50%, 2/1/24	11,443	11,486
		52,658
Real Estate (2.1%):
Spirit Realty Capital, Inc., 3.75%, 5/15/21	6,255	6,312
		6,312
Total Convertible Corporate Bonds (Cost $157,930)		195,232
Convertible Preferred Stocks (33.9%)
Financials (13.5%):
AMG Capital Trust II, 5.15%, 10/15/37	181,860	8,928
Bank of America Corp., Series L, 7.25% (f)	7,130	10,430
KKR & Co., Inc., Series C, 6.00%, 9/15/23	70,650	4,110
New York Community Capital Trust, 6.00%, 11/1/51	57,174	2,627
Wells Fargo & Co., Series L, 7.50% (f)	9,819	14,178
		40,273
Industrials (4.4%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22	119,525	13,025

Utilities (16.0%):
American Electric Power Co., Inc., 6.13%, 3/15/22	49,970	2,385
American Electric Power Co., Inc., 6.13%, 8/15/23	49,910	2,463
CenterPoint Energy, Inc. Convertible Subordinated Notes, 4.57%, 9/15/29	80,000	4,772
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	100,003	9,870
DTE Energy Co., 6.25%, 11/1/22	152,215	7,060
NextEra Energy, Inc., 4.87%, 9/1/22	127,545	7,800
NextEra Energy, Inc., 5.28%, 3/1/23	75,000	4,008
The Southern Co., Series 2019, 6.75%, 8/1/22	199,220	9,801
		48,159
Total Convertible Preferred Stocks (Cost $96,327)		101,457
Collateral for Securities Loaned^ (5.5%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.06% (g)	290,174	290
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	9,785,229	9,785

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.03% (g)	144,811	$145
JPMorgan Prime Money Market Fund, Capital Class, 0.11% (g)	1,154,679	1,155
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.07% (g)	5,191,664	5,192
Total Collateral for Securities Loaned (Cost $16,567)		16,567
Total Investments (Cost $270,824) — 104.8%		313,256
Liabilities in excess of other assets — (4.8)%		(14,310)
NET ASSETS - 100.00%		$298,946

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, the fair value of these securities was $39,077 (thousands) and amounted to 13.1% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2021.
(d)	Continuously callable with 30 days' notice.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, illiquid securities were 0.8% of the Fund's net assets.
(f)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g)	Rate disclosed is the daily yield on January 31, 2021.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.6%)
Communication Services (2.4%):
The Interpublic Group of Cos., Inc.	7,750,000	$186,542
ViacomCBS, Inc., Class B (a)	2,235,000	108,398
		294,940
Consumer Discretionary (10.3%):
Aptiv PLC	1,123,000	150,033
AutoNation, Inc. (b)	1,800,000	128,304
BorgWarner, Inc.	6,875,000	288,681
Darden Restaurants, Inc.	1,520,000	177,673
Las Vegas Sands Corp.	3,186,100	153,220
Ross Stores, Inc.	1,565,600	174,236
Yum! Brands, Inc.	2,015,000	204,501
		1,276,648
Consumer Staples (7.8%):
Archer-Daniels-Midland Co.	6,075,000	303,811
Hormel Foods Corp.	1,450,000	67,947
Sysco Corp.	2,880,000	205,949
The Hershey Co.	1,175,000	170,892
The Kroger Co.	700,200	24,157
Tyson Foods, Inc., Class A	3,071,500	197,528
		970,284
Energy (3.6%):
Cimarex Energy Co.	2,880,000	121,478
Devon Energy Corp.	6,800,000	111,928
Pioneer Natural Resources Co.	711,300	85,996
Valero Energy Corp.	2,230,000	125,839
		445,241
Financials (14.5%):
Aflac, Inc.	2,375,000	107,303
Alleghany Corp.	440,000	249,413
American Financial Group, Inc.	2,440,000	229,702
Arthur J. Gallagher & Co.	1,455,000	167,922
Everest Re Group Ltd.	805,000	169,919
Old Republic International Corp.	6,800,000	123,080
Prosperity Bancshares, Inc. (a)	2,725,000	183,774
TCF Financial Corp.	3,840,000	149,222
W.R. Berkley Corp.	3,300,000	205,062
Zions Bancorp NA	4,620,000	203,927
		1,789,324

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (5.6%):
Hill-Rom Holdings, Inc.	1,900,000	182,476
Molina Healthcare, Inc. (b)	500,000	$106,805
Quest Diagnostics, Inc.	1,609,500	207,867
The Cooper Cos., Inc.	530,000	192,941
		690,089
Industrials (18.8%):
AGCO Corp.	1,670,000	185,204
Alaska Air Group, Inc.	3,400,000	166,022
Hubbell, Inc.	1,175,000	182,830
JB Hunt Transport Services, Inc.	1,165,000	156,879
Landstar System, Inc.	1,440,000	200,736
Lincoln Electric Holdings, Inc. (a)	780,000	89,310
ManpowerGroup, Inc.	2,000,000	176,880
Oshkosh Corp.	1,719,300	157,471
Owens Corning, Inc.	2,375,000	184,300
Parker-Hannifin Corp. (a)	668,000	176,759
Republic Services, Inc. (a)	890,000	80,563
Textron, Inc.	5,075,000	229,695
The Toro Co.	1,200,000	113,100
United Rentals, Inc. (b)	629,000	152,853
Xylem, Inc.	760,000	73,408
		2,326,010
Information Technology (12.1%):
Amphenol Corp., Class A	800,000	99,904
Coherent, Inc. (b)	700,000	140,588
DXC Technology Co.	4,970,000	140,154
Flex Ltd. (b)	11,800,000	208,152
Genpact Ltd.	4,750,000	181,830
Hewlett Packard Enterprise Co.	9,000,000	111,060
Leidos Holdings, Inc.	1,390,000	147,423
MAXIMUS, Inc.	2,350,000	176,391
Motorola Solutions, Inc.	770,000	129,014
Skyworks Solutions, Inc.	480,000	81,240
Zebra Technologies Corp. (b)	210,000	81,444
		1,497,200
Materials (12.2%):
AptarGroup, Inc.	1,080,000	143,608
Avery Dennison Corp.	1,605,000	242,146
Corteva, Inc.	2,950,300	117,599
Eastman Chemical Co.	1,780,000	175,062
International Flavors & Fragrances, Inc. (a)	1,125,000	126,428
Packaging Corp. of America	1,364,500	183,471
Reliance Steel & Aluminum Co.	1,525,000	177,022
Steel Dynamics, Inc.	5,300,000	181,631
Westlake Chemical Corp.	2,145,000	164,007
		1,510,974

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (6.9%):
American Homes 4 Rent, Class A	5,500,000	$166,265
Americold Realty Trust	2,935,000	102,461
Healthcare Trust of America, Inc., Class A	4,393,000	124,102
Highwoods Properties, Inc.	3,370,000	126,341
Lamar Advertising Co., Class A	2,560,000	206,797
National Retail Properties, Inc.	3,215,000	125,385
		851,351
Utilities (2.4%):
Alliant Energy Corp.	3,100,000	150,815
Xcel Energy, Inc.	2,270,000	145,257
		296,072
Total Common Stocks (Cost $10,047,051)		11,948,133
Exchange-Traded Funds (1.0%)
iShares Russell Mid-Cap Value ETF (a)	1,305,000	126,233

Total Exchange-Traded Funds (Cost $82,743)		126,233
Collateral for Securities Loaned^ (1.9%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.06% (c)	4,220,426	4,220
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (c)	142,320,930	142,321
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.03% (c)	2,106,201	2,106
JPMorgan Prime Money Market Fund, Capital Class, 0.11% (c)	16,794,196	16,794
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.07% (c)	75,509,980	75,510
Total Collateral for Securities Loaned (Cost $240,952)		240,952
Total Investments (Cost $10,370,746) — 99.5%		12,315,318
Other assets in excess of liabilities — 0.5%		59,497
NET ASSETS - 100.00%		$12,374,815

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on January 31, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)
Aerospace & Defense (0.5%):
Hexcel Corp.	708,100	$30,916

Air Freight & Logistics (0.9%):
Forward Air Corp.	747,000	53,552

Building Products (0.9%):
UFP Industries, Inc.	1,038,389	56,011

Commercial Services & Supplies (3.5%):
ABM Industries, Inc.	1,457,000	53,530
U.S. Ecology, Inc. (a)	1,129,000	37,257
UniFirst Corp.	350,000	74,480
Viad Corp. (b)	1,200,000	41,400
		206,667
Communication Services (0.9%):
The E.W. Scripps Co., Class A	3,460,000	51,243

Construction & Engineering (3.4%):
EMCOR Group, Inc.	985,000	86,975
MYR Group, Inc. (a)	450,000	25,025
Valmont Industries, Inc.	450,000	86,814
		198,814
Consumer Discretionary (13.0%):
Asbury Automotive Group, Inc. (a)(c)	248,400	35,424
Choice Hotels International, Inc.	731,960	73,665
Churchill Downs, Inc.	104,000	19,495
Citi Trends, Inc.	420,900	24,833
Columbia Sportswear Co.	542,100	47,412
Core-Mark Holding Co., Inc. (b)	2,490,000	76,368
Helen of Troy Ltd. (a)	260,000	63,505
Hyatt Hotels Corp., Class A (c)	725,500	47,636
LCI Industries	184,784	23,907
Mattel, Inc. (a)	2,920,300	52,916
Murphy USA, Inc.	400,000	49,828
Penske Automotive Group, Inc.	900,000	53,856
Purple Innovation, Inc. (a)	424,200	14,440
Sonic Automotive, Inc., Class A	970,000	39,702
Steven Madden Ltd.	2,575,000	86,520
Visteon Corp. (a)	455,000	58,004
		767,511

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (4.4%):
Edgewell Personal Care Co.	1,579,400	$52,752
Ingredion, Inc.	550,000	41,509
Lancaster Colony Corp.	120,000	20,950
Performance Food Group Co. (a)	1,318,800	61,825
Sanderson Farms, Inc.	612,988	83,482
		260,518
Electrical Equipment (1.1%):
Encore Wire Corp. (b)	1,140,000	65,835

Energy (1.8%):
Delek U.S. Holdings, Inc.	2,175,000	40,803
Helix Energy Solutions Group, Inc. (a)	6,040,300	24,886
PDC Energy, Inc. (a)	1,810,000	39,295
		104,984
Financials (18.9%):
American Financial Group, Inc.	275,000	25,889
AMERISAFE, Inc.	945,000	52,448
Bank of Hawaii Corp.	955,000	74,671
Columbia Banking System, Inc.	1,560,000	60,091
Eagle Bancorp, Inc.	889,500	37,795
First American Financial Corp.	1,067,400	55,814
Horace Mann Educators Corp.	1,038,904	40,694
Independent Bank Corp.	1,015,000	76,206
Kemper Corp.	822,000	57,828
Lakeland Financial Corp.	982,000	57,643
Pinnacle Financial Partners, Inc.	1,300,785	89,144
RenaissanceRe Holdings Ltd.	310,000	46,636
Renasant Corp. (c)	2,125,000	75,225
Selective Insurance Group, Inc.	762,000	49,515
South State Corp.	1,183,100	82,509
State Auto Financial Corp.	1,577,277	26,088
Stewart Information Services Corp.	1,215,000	56,352
UMB Financial Corp.	1,240,000	88,003
White Mountains Insurance Group Ltd.	62,000	63,239
		1,115,790
Health Care (7.7%):
AngioDynamics, Inc. (a)(b)	2,965,700	55,577
Avanos Medical, Inc., Class I (a)	1,560,000	70,668
Cutera, Inc. (a)(b)	1,215,000	29,415
Hanger, Inc. (a)(b)	2,090,000	42,824

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ICU Medical, Inc. (a)	317,000	$64,820
Magellan Health, Inc. (a)	740,000	69,545
Natus Medical, Inc. (a)	1,600,000	38,992
NuVasive, Inc. (a)	800,000	42,992
Patterson Cos., Inc. (c)	1,328,900	42,100
		456,933
Industrial Conglomerates (1.0%):
Carlisle Cos., Inc.	413,000	59,856

Information Technology (10.6%):
ADTRAN, Inc. (b)	2,649,600	45,573
Advanced Energy Industries, Inc. (a)	350,000	35,903
Avnet, Inc.	1,278,676	45,150
Fabrinet (a)	546,600	43,149
Littelfuse, Inc.	148,048	36,030
ManTech International Corp., Class A	490,000	43,948
MAXIMUS, Inc.	548,000	41,133
MKS Instruments, Inc.	171,200	27,062
NETGEAR, Inc. (a)(b)	2,080,000	86,091
Plexus Corp. (a)	751,000	57,767
ScanSource, Inc. (a)(b)	1,312,200	31,742
Sykes Enterprises, Inc. (a)	1,825,000	70,427
Verint Systems, Inc. (a)	845,000	62,386
		626,361
Machinery (9.2%):
Alamo Group, Inc.	512,000	71,470
Altra Industrial Motion Corp.	863,000	44,367
Astec Industries, Inc.	790,800	47,029
Columbus McKinnon Corp.	975,000	42,110
Crane Co.	1,005,000	76,057
Hillenbrand, Inc.	1,741,200	71,563
Kennametal, Inc.	1,366,200	51,752
Mueller Industries, Inc.	1,350,000	46,103
TriMas Corp. (a)	1,543,150	48,841
Watts Water Technologies, Inc., Class A	360,000	43,225
		542,517
Materials (7.2%):
Avient Corp.	1,320,000	50,728
Cabot Corp.	1,825,000	80,135
Kaiser Aluminum Corp.	605,000	52,454
Minerals Technologies, Inc.	1,011,000	62,308
Silgan Holdings, Inc.	1,147,200	41,792

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sonoco Products Co.	1,245,000	$72,098
Worthington Industries, Inc.	1,200,000	62,808
		422,323
Professional Services (2.1%):
ICF International, Inc.	685,000	52,834
Korn Ferry	1,500,000	68,400
		121,234
Real Estate (5.0%):
Corporate Office Properties Trust	1,865,400	49,004
First Industrial Realty Trust, Inc.	1,240,200	50,402
Healthcare Realty Trust, Inc.	1,280,000	38,413
Rayonier, Inc.	2,085,800	64,138
Sunstone Hotel Investors, Inc.	4,425,000	47,348
Washington Real Estate Investment Trust	2,130,000	46,732
		296,037
Road & Rail (2.0%):
Marten Transport Ltd.	3,061,200	48,520
Saia, Inc. (a)	129,000	22,801
Werner Enterprises, Inc.	1,180,000	46,303
		117,624
Trading Companies & Distributors (1.5%):
Applied Industrial Technologies, Inc.	1,229,800	86,566

Utilities (2.3%):
ALLETE, Inc.	645,000	40,532
MGE Energy, Inc.	446,100	28,408
NorthWestern Corp.	597,750	32,559
ONE Gas, Inc.	475,000	34,737
		136,236
Total Common Stocks (Cost $4,698,126)		5,777,528
Exchange-Traded Funds (1.1%)
iShares Russell 2000 Value ETF	465,000	64,356

Total Exchange-Traded Funds (Cost $53,217)		64,356
Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.06% (d)	365,725	366
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (d)	12,332,946	12,333
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.03% (d)	182,515	183
JPMorgan Prime Money Market Fund, Capital Class, 0.11% (d)	1,455,316	1,455

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	January 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.07% (d)	6,543,384	$6,543
Total Collateral for Securities Loaned (Cost $20,880)		20,880
Total Investments (Cost $4,772,223) — 99.4%		5,862,764
Other assets in excess of liabilities — 0.6%		33,176
NET ASSETS - 100.00%		$5,895,940

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Affiliated security.
(c)	All or a portion of this security is on loan.
(d)	Rate disclosed is the daily yield on January 31, 2021.

ETF—Exchange-Traded Fund

Affiliated Holdings

					Net Change
			Proceeds		in Unrealized
	Fair Value	Purchases	from	Realized	Appreciation/	Fair Value	Dividend
	10/31/2020	at Cost	Sales	Gains(Losses)	Depreciation	1/31/21	Income
ADTRAN Inc.	$28,324	$-	$-	$-	$17,249	$45,573	$238
Angiodynamics Inc.	43,442	-	(20,321)	(7,325)	39,781	55,577	-
Core-Mark Holding Co. Inc.	68,490	-	(434)	(4)	8,316	76,368	326
Cutera Inc.	23,770	-	(988)	(574)	7,207	29,415	-
Encore Wire Corp.	49,509	3,593	-	-	12,733	65,835	23
Hanger, Inc.	39,179	192	(3,836)	414	6,875	42,824	-
NETGEAR, Inc.	54,958	10,324	(1,391)	201	21,999	86,091	-
ScanSource, Inc.	24,596	2,291	-	-	4,855	31,742	-
Viad Corp.	20,071	6,581	-	-	14,748	41,400	-
	$352,339	$22,981	$(26,970)	$(7,288)	$133,763	$474,825	$587